INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAX EXPENSE
Summary of income tax expense (benefit)

	2017	2016	2015
Year ended 31 December	US$’000	US$’00	US$’000
a) The components of income tax expense comprise:
Current tax expense (benefit)	(4,688)	1,563	(6,191)
Deferred tax expense	2,815	142	(100,947)
Total income tax expense (benefit)	(1,873)	1,705	(107,138)

b) The prima facie tax on loss from ordinary activities before income tax is reconciled to the income tax as follows:

Loss before income tax	(24,308)	(43,989)	(370,973)

Prima facie tax expense at the Group’s statutory income tax rate of 30%	(7,293)	(13,197)	(111,292)

Increase (decrease) in tax expense resulting from:

- Change in US Federal tax rate	18,821	—
- Difference of tax rate in US controlled entities	(53)	(2,161)	(20,447)
- Impact of direct accounting from US controlled entities (1)	(8)	(98)	(3,165)
- Share-based compensation	781	539	747
- Other allowable items	(83)	314	77
- Refundable AMT Credits	(4,688)	—	—
- Change in apportioned state tax rates in US controlled entities	—	—	(84)
- Change in unrecognized tax assets	9,471	16,308	27,026
- Change in unrecognized tax assets due to Tax Reform	(18,821)	—	—
Total income tax expense (benefit)	(1,873)	1,705	(107,138)

c) Unused tax losses and temporary differences for which no deferred tax asset has been recognised at 30%	36,672	46,022	29,714

d) Deferred tax charged directly to equity:
- Equity raising costs	821	(986)	—
- Currency translation adjustment	(952)	73	(362)
(1) The Oklahoma US state tax jurisdiction computes income taxes on a direct accounting basis.